 D O D G E  &  C O X                             D O D G E  &  C O X
---------------------                           ---------------------

    Balanced Fund                                  Balanced Fund
                                                  Established 1931

                                                ---------------------

     Dodge & Cox                                ---------------------
 Investment Managers
     35th Floor
  One Sansome Street
    San Francisco
   California 94104
    (415) 981-1710

For Fund literature and
information, please call:
    (800) 621-3979
---------------------

This report is submitted for
the general information of
the shareholders of the Fund.
The report is not authorized
for distribution to prospective
investors in the Fund unless                    67th Annual Report
it is accompanied by an                          December 31, 1997
effective prospectus.
                                                      1997

                                               ---------------------
/o/Printed on recycled paper.                  ---------------------
12/97  BF AR                                   ---------------------

                             D o d g e   &   C o x
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Balanced Fund


To Our Shareholders
--------------------------------------------------------------------------------


The Dodge & Cox Balanced Fund achieved a total return of 21.2% for 1997. This result compares with 1997 returns of 33.3% for the Standard & Poor's 500 Index (S&P 500) of common stocks and 9.7% for the Lehman Brothers Aggregate Bond Index
(LBAG) for the same period. Average annual total returns for longer periods are listed on page three of this report.

The net asset value per share of the Fund rose from $59.82 at the end of 1996 to $66.78 on December 31, 1997. In addition, the Fund paid income dividends of $2.22 per share and distributed net realized short and long-term capital gains of $3.27 per share during the year.

At December 31, the Balanced Fund's total net assets were $5.1 billion. The Fund was approximately 57% invested in common stocks, 39% in fixed income securities and 4% in cash equivalents.

Strong Equity Performance Tempered by Concerns About Asia

The U.S. economy performed well in 1997. After expanding at a rate of 3.3% in 1996, U.S. gross domestic product (GDP) grew at a rate of 3.9% in 1997. Inflation, as measured by the Consumer Price Index, rose only 1.7% in 1997, the smallest increase in a decade. Prices at the producer level, as measured by the Producer Price Index, actually fell by 1.2% in 1997. While events in Asia may slow world economic growth in the short run, we believe that the U.S. and world economies continue to have relatively good long-term prospects.

The equity portion of the Fund provided a strong total return during 1997, but lagged the total return of the S&P 500. Holdings in the finance, retail and media/entertainment sectors were among the Fund's best performers. Among the individual stocks that contributed most were Norwest, Golden West, American Express and Nordstrom. Investor concerns over financial turmoil in Asia negatively impacted many of the Fund's holdings in companies whose profits are thought to be more sensitive to economic activity ("cycle-sensitive"), during the last few months of the year. Weak relative performers during the year included a number of the Fund's holdings in basic industry, electronics/computer and energy sectors. The Fund's weakest stocks included Union Pacific Resources, Fleming, Sybase and Motorola.

Equity Strategy: Major Themes

Although our investment approach is focused on "bottom-up" individual stock selection, several themes are apparent in the Fund's equity portfolio. First, the Fund holds a significantly greater number of common stocks in the cycle-sensitive area than represented in the S&P 500. This area includes basic industry (e.g., paper/forest products and chemicals), consumer durables (e.g., autos and appliances) and transportation. General Motors, Union Pacific and Dow Chemical are the largest holdings in this broadly diversified sector. Second, the Fund's weightings are lower than those of the S&P 500 in the consumer products, health care and telephone sectors. While these areas contain many well-managed companies, their stock valuations are far above what we are willing to pay, given our assessment of their future earnings prospects. The Fund also has significant holdings in the finance and electronics/computer sectors, with portfolio weightings similar to those of the S&P 500.

Falling Interest Rates Fuel Strong Fixed Income Returns

The strong performance of the bond market was largely attributable to a combination of stable economic growth, lower inflation, and minimal changes in Federal Reserve policy. This favorable economic environment led to lower interest rates across the maturity spectrum. During 1997, 30-year U.S. Treasury rates fell from 6.64% to 5.92%, while two-year U.S. Treasury rates fell from 5.87% to 5.64%. In addition to the overall decline, the differential between yields on longer and shorter maturities narrowed. As a result of these factors, prices of fixed income securities increased, with the largest increases recorded by longer-maturity bonds.

--------------------------------------------------------------------------------
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                                       1

                             D o d g e   &   C o x
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Balanced Fund

--------------------------------------------------------------------------------
The bond portion of the Fund outperformed the LBAG. Investment income comprised about two-thirds of the Fund's fixed income return in 1997, while price appreciation comprised nearly one-third of return. Underlying the price appreciation of the bond portfolio were two key factors:

     * Longer-than-market duration. Compared to the LBAG, a higher percentage of the Fund's portfolio was in longer-maturity bonds. This led to a longer portfolio duration (a measure of a portfolio's price sensitivity to changes in interest rates) for the Fund. As a result, the decline in interest rates meant a greater price appreciation for the Fund than for the overall market.

     * Security selection. Our attempt to select securities that will perform well in a broad range of interest rate scenarios led us to prefer corporate securities that are non-callable and mortgage-related securities that exhibit relatively greater cash flow stability. By focusing on well-structured securities, the Fund experienced greater price appreciation than the LBAG.

Fixed Income Investment Philosophy

Our primary focus as bond managers has always been the utilization of two Dodge & Cox hallmarks: independent fundamental research and individual security selection. Through our efforts in these areas, we actively seek to build the incremental yield of the Fund and its long-term total return potential. The fixed income portion of the Fund is overweight in both the corporate and mortgage-backed sectors, compared to the LBAG. At year end, holdings in these sectors each represented roughly 38% of the Fund's bond portfolio, while holdings in U.S. government securities represented 23%.

In the mortgage sector, our strategy has been to focus on securities that exhibit relatively stable cash flows over a wide range of interest rate scenarios. Therefore, even in periods of declining interest rates such as 1997, our mortgage-backed securities have made positive contributions to the Fund's overall return.

Corporate securities represented the Fund's best performing fixed income sector in 1997, due largely to our emphasis on longer-duration issues. Our strategy for the corporate sector is to utilize our in-house team of research analysts to help identify issuers where we believe the market underestimates creditworthiness or total return potential. Based on this approach, we added new positions in Norfolk Southern and Raytheon to the portfolio during the year.

Conclusion

We enter 1998 with concerns regarding the relatively high valuation of the U.S. equity market. As we have cautioned in the past, we do not anticipate the recent high returns from equities to continue. However, with moderate economic growth and the thirty-year U.S. Treasury bond yield currently at 5.8%, we believe that equities can continue to be a relatively attractive area for investment over the long-term. Our investment approach in this environment will remain focused on a strong research effort and individual stock selection.

While we continue to believe that stocks will outperform bonds over the long-term, we expect the gap between equity and fixed income returns will narrow compared to the recent experience. Equity returns can be volatile and the use of fixed income securities provides relative stability to a long-term balanced investment program.

Thank you for your confidence in the Dodge & Cox Balanced Fund. As always, we welcome your comments and questions.


                                    For the Board of Trustees,

                                    /s/ Harry R. Hagey
January 28, 1998                    ----------------------------
                                    Harry R. Hagey, Chairman

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             D o d g e   &   C o x
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Balanced Fund

Objective    The Fund's objectives are to provide shareholders with regular income, conservation of principal and an opportunity for long-term growth of principal and income.

Strategy The Fund seeks to achieve these objectives by remaining fully invested in a diversified portfolio of stocks and bonds.

             Stocks: The Fund invests in well-established companies which, in the view of Dodge & Cox, have positive earnings prospects not reflected in the current price. Dodge & Cox makes a conscious effort to maintain representation in major economic sectors and areas with strong long-term profit potential. The Fund will hold no more than 75% of its total assets in stocks.

             Bonds: Dodge & Cox constructs a diversified portfolio of high-quality bonds, while striving to maintain the fixed income yield higher than that of the broad bond market. Fixed income securities in the Fund will generally include U.S. Treasury, mortgage-related and corporate issues.

20 Years of Investment Performance                                                        through December 31, 1997
-------------------------------------------------------------------------------------------------------------------

                          [LINE GRAPH APPEARS HERE]



                       S & P 500        LBAG       Combined      Dodge & Cox
                         Index         Index         Index      Balanced Fund
                      ----------      --------    -----------   -------------
   1/1/1978             10,000         10,000       10,000       10,000
   12/31/1978           10,638         10,140       10,463       10,603
   12/31/1979           12,622         10,335       11,696       12,036
   12/31/1980           16,709         10,616       14,081       14,643
   12/31/1981           15,831         11,280       13,981       14,269
   12/31/1982           19,241         14,960       17,641       17,994
   12/31/1983           23,585         16,211       20,599       21,033
   12/31/1984           25,070         18,668       22,656       22,023
   12/31/1985           33,036         22,797       28,994       29,178
   12/31/1986           39,201         26,273       34,106       34,670
   12/31/1987           41,261         26,999       36,038       37,158
   12/31/1988           48,115         29,127       40,747       41,444
   12/31/1989           63,354         33,360       50,828       50,991
   12/31/1990           61,379         36,346       51,744       51,456
   12/31/1991           80,082         42,162       64,563       62,125
   12/31/1992           86,179         45,283       69,453       68,698
   12/31/1993           94,865         49,699       76,392       79,673
   12/31/1994           96,113         48,249       76,135       81,261
   12/31/1995          132,227         57,164       98,698      104,034
   12/31/1996          162,582         59,230      113,461      119,375
   12/31/1997          216,786         64,968      140,264      144,698

Average annual total return for periods ended December 31, 1997       1 Year        5 Years     10 Years   20 Years
-------------------------------------------------------------------------------------------------------------------
Dodge & Cox Balanced Fund..........................................      21.21%         16.06%     14.56%     14.29%
Combined Index.....................................................      23.63          15.10      14.57      14.12
S&P 500 Index......................................................      33.34          20.26      18.05      16.63
Lehman Brothers Aggregate Bond Index...............................       9.68           7.49       9.18       9.81

The chart covers the period from January 1, 1978 to December 31, 1997. It compares a $10,000 investment made in the Dodge & Cox Balanced Fund to $10,000 investments made in the Standard & Poor's 500 Stock (S&P 500) Index, the Lehman Brothers Aggregate Bond (LBAG) Index and a combined Index. The Fund's total returns include the reinvestment of dividend and capital gain distributions. The S&P 500 Index is a broad-based, unmanaged measure of common stocks. The LBAG Index is a broad-based, unmanaged measure of investment grade-rated corporate and U.S. Government fixed income securities. The Combined Index reflects an unmanaged portfolio of 60% of the S&P 500 Index and 40% of the LBAG Index. The Fund may, however, invest up to 75% of its total assets in stocks. Index returns include dividends and/or interest income, and, unlike Fund returns, do not reflect fees or expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                D o d g e  &  C o x
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   Balanced Fund


Fund Information                                               December 31, 1997
--------------------------------------------------------------------------------

General Information
--------------------------------------------------------------------------------

Net Asset Value Per Share                                               $66.78
Total Net Assets (millions)                                             $5,077
1997 Expense Ratio                                                        0.55%
1997 Portfolio Turnover                                                     32%
30 Day SEC Yield*                                                         3.48%
Fund Inception Date                                                       1931

Investment Manager: Dodge & Cox, San Francisco. Managed by ten-member Bond Strategy Committee, with members' average tenure at Dodge & Cox of 19 years.

Asset Allocation
--------------------------------------------------------------------------------
                           [PIE CHART APPEARS HERE]
Bonds:                                                                     39.1%
Stocks:                                                                    57.3%
Short-Term Investments:                                                     3.6


Stock Portfolio (57.3% of Fund)
--------------------------------------------------------------------------------
Number of Stocks                                                              78
Median Market Capitalization                                        $9.3 billion
Price to Earnings Ratio
(trailing 12 months)                                                       19.9x
Price to Book Value
(trailing 12 months)                                                        3.1x
Foreign Stocks**
(as percentage of Fund)                                                       6%

Five Largest Sector Weightings                                         % of Fund
--------------------------------------------------------------------------------
Electronics & Computer                                                       5.9
Banking                                                                      5.5
Energy                                                                       5.3
Insurance & Financial Services                                               4.8
Electric & Gas Utilities                                                     4.6

Ten Largest Stock Holdings                                             % of Fund
--------------------------------------------------------------------------------
General Motors                                                               1.6
American Express                                                             1.6
Citicorp                                                                     1.4
Union Pacific                                                                1.4
Dow Chemical                                                                 1.3
Pharmacia & Upjohn                                                           1.3
Golden West Financial                                                        1.3
International Business Machines                                              1.3
Digital Equipment                                                            1.2
R.R. Donnelley & Sons                                                        1.2

Bond Portfolio (39.1% of Fund)
--------------------------------------------------------------------------------
Number of Bonds                                                             120
Average Quality                                                             AA+
Average Maturity                                                     10.4 years
Effective Duration                                                   4.78 years



Moody's/Standard & Poor's Quality Ratings                             % of Fund
-------------------------------------------------------------------------------
U.S. Government & Government
Agencies                                                                   24.1
Aaa/AAA                                                                     2.2
Aa/AA                                                                       1.7
A/A                                                                         6.4
Baa/BBB                                                                     4.6
Ba/BB                                                                       0.1

Sector Breakdown                                                       % of Fund
--------------------------------------------------------------------------------
U.S. Treasury and Government Agency                                          9.0
Federal Agency CMO and REMIC+                                                8.4
Federal Agency Mortgage Pass-Through                                         6.7
Asset-Backed                                                                 0.6
Corporate                                                                   12.9
Foreign (U.S. Dollar-denominated)                                            1.5

 +  Collateralized Mortgage Obligation and Real Estate Mortgage Investment
    Conduit
 * An annualization of the Fund's total net investment income per share for the 30-day period ended on the last day of the month.
**  All U.S. Dollar-denominated.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                          D o d g e   &   C o x
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                              Balanced Fund


             Portfolio of Investments                                                           December 31, 1997
             ----------------------------------------------------------------------------------------------------
                SHARES                                                                               MARKET VALUE
COMMON       CONSUMER: 14.2%
STOCKS:      CONSUMER DURABLES: 4.4%
56.3%          1,313,000  General Motors Corp..................................................... $   79,600,625
               1,133,000  Ford Motor Co...........................................................     55,162,938
                 866,000  Whirlpool Corp..........................................................     47,630,000
                 779,300  Masco Corp..............................................................     39,646,887
                                                                                                   --------------
                                                                                                      222,040,450
             CONSUMER PRODUCTS: 4.0%
                 545,000  Sony Corp. ADR..........................................................     49,458,750
                 627,000  Unilever NV.............................................................     39,148,312
                 202,700  Matsushita Electric Industrial Co., Ltd. ADR............................     30,810,400
                 680,000  Fort James Corp.........................................................     26,010,000
                 540,100  Dole Food Co., Inc......................................................     24,709,575
                 622,700  Bausch & Lomb, Inc......................................................     24,674,488
                 238,500  VF Corp.................................................................     10,956,094
                                                                                                   --------------
                                                                                                      205,767,619
             RETAIL AND DISTRIBUTION: 3.5%
               4,828,000  Kmart Corp+.............................................................     55,823,750
                 892,000  Nordstrom, Inc..........................................................     53,743,000
               1,020,000  Dillard's, Inc. Class A.................................................     35,955,000
                 851,000  Genuine Parts Co........................................................     28,880,812
                 287,000  Fleming Cos., Inc.......................................................      3,856,563
                                                                                                   --------------
                                                                                                      178,259,125
             MEDIA, PRINTING AND ENTERTAINMENT: 2.3%
               1,587,000  R.R. Donnelley & Sons Co................................................     59,115,750
                 600,650  Dow Jones & Co..........................................................     32,247,397
                 395,000  Time Warner, Inc........................................................     24,490,000
                                                                                                   --------------
                                                                                                      115,853,147
                                                                                                   --------------
                                                                                                      721,920,341
             FINANCE: 10.3%
             BANKING: 5.5%
                 571,000  Citicorp................................................................     72,195,812
                 660,000  Golden West Financial Corp..............................................     64,556,250
                 674,000  BankAmerica Corp........................................................     49,202,000
                 429,200  Republic New York Corp..................................................     49,009,275
               1,167,000  Norwest Corp............................................................     45,075,375
                                                                                                   --------------
                                                                                                      280,038,712
             INSURANCE AND FINANCIAL SERVICES: 4.8%
                 888,000  American Express Co.....................................................     79,254,000
                 544,500  The St. Paul Cos., Inc..................................................     44,683,031
                 579,000  Chubb Corp..............................................................     43,786,875
                 393,600  Loews Corp..............................................................     41,770,800
                 146,000  General Re Corp.........................................................     30,952,000
                                                                                                   --------------
                                                                                                      240,446,706
                                                                                                   --------------
                                                                                                      520,485,418

                                See accompanying Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                       5


                                                   D o d g e   &   C o x
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                      Balanced Fund


                    Portfolio of Investments                                                                     December 31, 1997
                    --------------------------------------------------------------------------------------------------------------
                       SHARES                                                                                         MARKET VALUE
COMMON              BASIC INDUSTRY: 6.5%
STOCKS              PAPER AND FOREST PRODUCTS: 2.9%
(Continued)             961,000  Weyerhaeuser Co.................................................................   $   47,149,062
                        900,600  Champion International Corp.....................................................       40,808,438
                        919,000  International Paper Co..........................................................       39,631,875
                        566,000  Boise Cascade Corp..............................................................       17,121,500
                                                                                                                    --------------
                                                                                                                       144,710,875
                    CHEMICALS:  2.5%
                        675,000  Dow Chemical Co.................................................................       68,512,500
                        470,400  Eastman Chemical Co.............................................................       28,018,200
                        477,700  Nalco Chemical Co...............................................................       18,899,006
                        274,000  Lubrizol Corp...................................................................       10,103,750
                                                                                                                    --------------
                                                                                                                       125,533,456
                    METALS AND MINING: 1.1%
                        817,000  Aluminum Co. of America.........................................................       57,496,375
                                                                                                                    --------------
                                                                                                                       327,740,706
                    ELECTRONICS AND COMPUTER: 5.9%
                        615,000  International Business Machines Corp............................................       64,305,937
                      1,678,000  Digital Equipment Corp.+........................................................       62,086,000
                        702,000  Hewlett-Packard Co..............................................................       43,875,000
                        995,400  Electronic Data Systems.........................................................       43,735,388
                        738,900  Motorola, Inc...................................................................       42,163,481
                      1,182,900  NCR Corp.+......................................................................       32,899,406
                        901,800  Sybase, Inc.+...................................................................       12,033,394
                                                                                                                    --------------
                                                                                                                       301,098,606
                    ENERGY: 5.3%
                      1,811,000  Occidental Petroleum Corp.......................................................       53,084,937
                        915,200  Amerada Hess Corp...............................................................       50,221,600
                      1,908,085  Union Pacific Resources Group, Inc..............................................       46,271,061
                        910,200  Phillips Petroleum Co...........................................................       44,258,475
                        578,000  Royal Dutch Petroleum Co........................................................       31,320,375
                        402,000  Chevron Corp....................................................................       30,954,000
                        146,000  Amoco Corp......................................................................       12,428,250
                                                                                                                    --------------
                                                                                                                       268,538,698
                    UTILITIES: 5.2%
                    ELECTRIC AND GAS UTILITIES: 4.6%
                      1,772,200  Central & South West Corp.......................................................       47,960,163
                        827,000  Texas Utilities Co..............................................................       34,372,187
                        502,800  FPL Group, Inc..................................................................       29,759,475
                      1,208,100  TransCanada PipeLines Ltd.......................................................       27,031,238
                        953,000  Edison International............................................................       25,909,688
                        663,400  Pacific Enterprises.............................................................       24,960,425
                        793,000  Wisconsin Energy Corp...........................................................       22,798,750
                        646,000  Pacific Gas & Electric Corp.....................................................       19,662,625
                                                                                                                    --------------
                                                                                                                       232,454,551

                                         See accompanying Notes to Financial Statements

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                             6


                                              D o d g e   &   C o x
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                 Balanced Fund


                    Portfolio of Investments                                                               December 31, 1997
                    --------------------------------------------------------------------------------------------------------
                       SHARES                                                                                   MARKET VALUE
COMMON              TELEPHONE: 0.6%
STOCKS                  960,000  BCE, Inc.................................................................    $   31,980,000
(Continued)                                                                                                   --------------
                                                                                                                 264,434,551
                    TRANSPORTATION: 3.2%
                      1,127,300  Union Pacific Corp.......................................................        70,385,794
                        907,800  Federal Express Corp+....................................................        55,432,537
                      1,281,000  Canadian Pacific Ltd.....................................................        34,907,250
                                                                                                              --------------
                                                                                                                 160,725,581
                    CAPITAL EQUIPMENT: 2.4%
                        854,000  Deere & Co...............................................................        49,798,875
                        779,000  Caterpillar, Inc.........................................................        37,830,188
                        806,000  Fluor Corp...............................................................        30,124,250
                         83,730  Raytheon Co. Class A.....................................................         4,128,936
                                                                                                              --------------
                                                                                                                 121,882,249
                    HEALTHCARE AND PHARMACEUTICAL: 1.8%
                      1,794,200  Pharmacia & Upjohn, Inc..................................................        65,712,575
                        307,000  HealthCare COMPARE Corp+.................................................        15,772,125
                        221,500  SmithKline Beecham plc ADR...............................................        11,393,406
                                                                                                              --------------
                                                                                                                  92,878,106
                    DIVERSIFIED TECHNOLOGY: 1.3%
                        355,000  Xerox Corp...............................................................        26,203,437
                        543,000  Corning, Inc.............................................................        20,158,875
                        270,400  Raychem Corp.............................................................        11,644,100
                        632,100  Unova, Inc+..............................................................        10,390,144
                                                                                                              --------------
                                                                                                                  68,396,556
                    MISCELLANEOUS: 0.2%
                    REAL ESTATE INVESTMENT TRUST: 0.2%
                        231,451  Meditrust Corp...........................................................         8,476,893
                                                                                                              --------------
                        Total Common Stocks (cost $2,097,595,182).........................................     2,856,577,705

PREFERRED           CONSUMER: 1.0%
STOCKS:               2,479,000  News Corp. Ltd., Limited Voting Ordinary Shares ADR......................        49,270,125
1.0%                     57,500  Kmart Financing I, 7 3/4% Trust Convertible Preferred....................         2,968,438
                                                                                                              --------------
                        Total Preferred Stocks (cost $46,934,177).........................................        52,238,563

                         PAR VALUE
BONDS:              U.S. TREASURY AND GOVERNMENT AGENCY: 9.0%
39.1%               U.S. TREASURY: 8.1%
                    $ 26,925,000  U.S. Treasury Notes, 5 1/4%, 7/31/1998..................................        26,878,689
                      83,500,000  U.S. Treasury Notes, 7 1/8%, 10/15/1998.................................        84,452,735
                     104,050,000  U.S. Treasury Notes, 5 1/8%, 11/30/1998.................................       103,594,261

                                    See accompanying Notes to Financial Statements

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                         7


                                                     D o d g e   &   C o x
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                         Balanced Fund

                    Portfolio of Investments                                                                       December 31, 1997
                    ----------------------------------------------------------------------------------------------------------------
                       PAR VALUE                                                                                        MARKET VALUE
BONDS               U.S. TREASURY (Continued)
(Continued)         $47,225,000  U.S. Treasury Notes, 5 7/8%, 11/15/1999..........................................    $   47,394,538
                     70,850,000  U.S. Treasury Notes, 7 1/8%, 2/29/2000...........................................        72,898,274
                     12,000,000  U.S. Treasury Notes, 6 3/4%, 4/30/2000...........................................        12,273,720
                     45,890,000  U.S. Treasury Notes, 5 5/8%, 11/30/2000..........................................        45,803,727
                     18,200,000  U.S. Treasury Bonds, 6 1/4%, 2/15/2003...........................................        18,612,412
                                                                                                                      --------------
                                                                                                                         411,908,356

                    GOVERNMENT AGENCY: 0.9%
                      5,000,000  Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds 9 3/4%, 11/15/2014................         6,274,450
                     16,477,545  Govt. Small Business Admin. 504 Series 97-20F, 7.20%, 6/1/2017...................        17,237,489
                     18,885,000  Govt. Small Business Admin. 504 Series 97-20I, 6.90%, 9/1/2017...................        19,427,188
                                                                                                                      --------------
                                                                                                                          42,939,127
                                                                                                                      --------------
                                                                                                                         454,847,483
                    FEDERAL AGENCY CMO* AND REMIC**: 8.4%
                     16,200,000  Federal Home Loan Mtge. Corp., 7%, 3/15/2005.....................................        16,443,000
                     15,000,000  Federal Home Loan Mtge. Corp., 7%, 1/15/2006.....................................        15,332,700
                     15,000,000  Federal Home Loan Mtge. Corp., 7%, 10/15/2006....................................        15,262,500
                     34,828,483  Federal Home Loan Mtge. Corp., 6 3/4%, 11/15/2006................................        35,078,551
                      5,934,000  Federal Home Loan Mtge. Corp., 6%, 1/15/2007.....................................         5,850,509
                     21,500,000  Federal Home Loan Mtge. Corp., 6 1/2%, 10/15/2007................................        21,587,290
                     12,609,000  Federal Home Loan Mtge. Corp., 7%, 1/15/2008.....................................        12,955,748
                     14,750,000  Federal Home Loan Mtge. Corp., 6 1/2%, 5/15/2008.................................        14,823,750
                     10,000,000  Federal Home Loan Mtge. Corp., 6 1/2%, 5/15/2008.................................        10,046,800
                     16,474,350  Federal Home Loan Mtge. Corp., 6 1/2%, 8/15/2008.................................        16,721,465
                     26,000,000  Federal Home Loan Mtge. Corp., 6%, 12/15/2008....................................        25,593,620
                     21,129,089  Federal Home Loan Mtge. Corp., 7%, 5/17/2020.....................................        21,313,968
                     21,368,733  Federal Home Loan Mtge. Corp., 6 1/2%, 5/15/2021.................................        21,081,537
                     28,000,000  Federal Home Loan Mtge. Corp., 7%, 8/25/2023.....................................        28,980,000
                      6,293,731  Federal Natl. Mtge. Assn., 5%, 12/25/2004........................................         6,215,060
                     39,181,926  Federal Natl. Mtge. Assn., 6%, 9/18/2005.........................................        39,083,971
                      8,696,622  Federal Natl. Mtge. Assn., 5%, 1/1/2006..........................................         8,329,711
                     21,840,000  Federal Natl. Mtge. Assn., 7 1/2%, 2/25/2007.....................................        22,556,570
                     21,674,800  Federal Natl. Mtge. Assn., 6 1/2%, 8/25/2008.....................................        21,810,268
                     15,475,000  Federal Natl. Mtge. Assn.,  6%, 3/25/2009........................................        15,165,500
                      1,064,531  Federal Natl. Mtge. Assn., 6 1/2%, 4/1/2009......................................         1,061,529
                      9,737,901  Federal Natl. Mtge. Assn.,  5.70%, 8/25/2016.....................................         9,600,889
                     13,730,000  Federal Natl. Mtge. Assn., 7%, 6/17/2022.........................................        14,279,200
                     13,352,000  Veterans Affairs Vendee Mtge. Trust, 6 1/2%, 11/15/2009..........................        13,372,829
                     15,929,940  Veterans Affairs Vendee Mtge. Trust, 6 3/4%, 8/15/2014...........................        16,004,492
                                                                                                                      --------------
                                                                                                                         428,551,457
                    FEDERAL AGENCY MORTGAGE PASS-THROUGH: 6.7%
                        967,112  Federal Home Loan Mtge. Corp., 6 1/2%, 2/1/2006..................................           976,667
                        732,712  Federal Home Loan Mtge. Corp., 7 1/2%, 7/1/2006..................................           748,817
                        227,604  Federal Home Loan Mtge. Corp., 7%, 9/1/2006......................................           229,675

                                          See accompanying Notes to Financial Statements

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                                                       Balanced Fund

                    Portfolio of Investments                                                                       December 31, 1997

                    ----------------------------------------------------------------------------------------------------------------

                       PAR VALUE                                                                                        MARKET VALUE

BONDS               FEDERAL AGENCY MORTGAGE PASS-THROUGH (continued)
(Continued)         $   509,819  Federal Home Loan Mtge. Corp., 7 1/4%, 1/1/2008....................................   $    518,430
                        281,996  Federal Home Loan Mtge. Corp., 7 1/2%, 2/1/2008....................................        288,194
                      1,187,383  Federal Home Loan Mtge. Corp., 8%, 2/1/2008........................................      1,227,825
                        245,170  Federal Home Loan Mtge. Corp., 7 1/4%, 4/1/2008....................................        249,310
                     31,349,114  Federal Home Loan Mtge. Corp., 7%, 5/1/2008........................................     31,954,779
                     45,345,541  Federal Home Loan Mtge. Corp., 7%, 12/1/2008.......................................     46,221,617
                     22,614,974  Federal Home Loan Mtge. Corp., 6%, 9/1/2009........................................     22,456,217
                      1,156,113  Federal Home Loan Mtge. Corp., 8 3/4%, 5/1/2010....................................      1,208,612
                     19,273,344  Federal Home Loan Mtge. Corp., 7 1/2%, 8/1/2010....................................     19,828,609
                      7,319,654  Federal Home Loan Mtge. Corp., 8%, 11/1/2010.......................................      7,545,977
                        411,626  Federal Home Loan Mtge. Corp., 7 3/4%, 1/1/2012....................................        422,551
                      1,318,416  Federal Home Loan Mtge. Corp., 8 1/4%, 2/1/2017....................................      1,364,179
                     10,504,383  Federal Home Loan Mtge. Corp., 8 1/2%, 1/1/2023....................................     11,052,817
                        796,088  Federal Natl. Mtge. Assn., 6 1/2%, 1/1/2004........................................        793,262
                      3,727,629  Federal Natl. Mtge. Assn., 7 1/2%, 12/1/2006.......................................      3,820,409
                      5,894,953  Federal Natl. Mtge. Assn., 7 1/2%, 9/1/2007........................................      6,114,893
                     10,422,816  Federal Natl. Mtge. Assn., 7%, 12/1/2007...........................................     10,666,397
                     22,192,057  Federal Natl. Mtge. Assn., 7%, 12/1/2007...........................................     22,601,722
                     11,213,184  Federal Natl. Mtge. Assn., 6 1/2%, 5/1/2008........................................     11,271,829
                     21,681,938  Federal Natl. Mtge. Assn., 8%, 6/1/2008............................................     22,379,663
                     27,808,045  Federal Natl. Mtge. Assn., 6 1/2%, 11/1/2008.......................................     27,953,481
                     11,723,700  Federal Natl. Mtge. Assn., 6%, 1/1/2009............................................     11,604,939
                      6,143,676  Federal Natl. Mtge. Assn., 8%, 1/1/2009............................................      6,322,641
                      1,698,591  Federal Natl. Mtge. Assn., 7 1/2%, 8/1/2010........................................      1,764,735
                      5,219,415  Federal Natl. Mtge. Assn., 7 1/2%, 7/1/2019........................................      5,376,206
                     20,008,415  Govt. Natl. Mtge. Assn., 7 1/2%, 7/15/2007.........................................     20,573,452
                     12,304,230  Govt. Natl. Mtge. Assn., 8%, 12/15/2008............................................     12,728,480
                      9,870,136  Veterans Affairs Vendee Mtge. Trust, 5.63%, 2/15/2024..............................      9,299,445
                      7,399,344  Veterans Affairs Vendee Mtge. Trust, 7.21%, 2/15/2025..............................      7,600,458
                      9,999,858  Veterans Affairs Vendee Mtge. Trust, 8.79%, 6/15/2025..............................     10,862,346
                                                                                                                     --------------
                                                                                                                        338,028,634
                    ASSET-BACKED SECURITIES: 0.6%
                     27,700,000  CA Infrastructure and Econ. Dev. Bank SP Trust PG&E-1 Rate Reduction
                                 Ctf. 1997-1 A-5, 6 1/4%, 6/25/2004.................................................     27,851,519


                    CORPORATE: 12.9%
                    FINANCE: 6.6%
                     19,775,000  BankAmerica Capital II, 8%, 12/15/2026, Callable 2006++............................     21,315,670
                      2,000,000  Barclays No. American Capital Notes 9 3/4%, 5/15/2021, Callable 2001...............      2,255,540
                      4,400,000  CIGNA Corp. Notes 8.30%, 1/15/2023.................................................      4,943,092
                      1,800,000  CIGNA Corp. Notes 7.65%, 3/1/2023..................................................      1,887,624
                     18,680,000  Citicorp Capital Trust I, 7.93%, 2/15/2027, Callable 2007++........................     19,916,803
                      5,000,000  First Nationwide Bank Subordinated Debentures 10%, 10/1/2006.......................      5,950,500


                                         See accompanying Notes to Financial Statements

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                                                       Balanced Fund


                    Portfolio of Investments                                                                       December 31, 1997
                    ----------------------------------------------------------------------------------------------------------------
                       PAR VALUE                                                                                        MARKET VALUE
BONDS               FINANCE (Continued)
(Continued)         $40,700,000  Ford Motor Credit Co. Global Notes 7.20%, 6/15/2007................................   $  42,909,196
                      7,500,000  General Electric Capital MTN 8.70%, 3/1/2007.......................................       8,740,275
                     23,000,000  General Electric Capital MTN 8.85%, 3/1/2007.......................................      27,040,640
                      7,000,000  General Electric Capital Notes 8 3/4%, 5/21/2007...................................       8,230,110
                     10,650,000  General Electric Capital Notes 8 1/2%, 7/24/2008...................................      12,396,387
                     20,590,000  GMAC Put Notes 8 7/8%, 6/1/2010, Putable 2000/2005.................................      24,583,842
                      5,000,000  Golden West Financial Subordinated Notes 7 7/8%, 1/15/2002.........................       5,256,800
                     10,000,000  Golden West Financial Subordinated Notes 6.70%, 7/1/2002...........................      10,110,900
                     24,100,000  Golden West Financial Subordinated Notes 6%, 10/1/2003.............................      23,593,177
                      6,000,000  Hartford Financial Services Group Notes 8.30%, 12/1/2001...........................       6,393,420
                     10,000,000  Hartford Financial Services Group Notes 6 3/8%, 11/1/2002..........................      10,012,600
                     25,160,000  J.P. Morgan Capital Trust I, 7.54%, 1/15/2027, Callable 2007++.....................      25,559,038
                     14,400,000  Norwest Corp. MTN 6.20%, 12/1/2005.................................................      14,254,416
                     11,050,000  Norwest Corp. MTN 6 7/8%, 8/8/2006.................................................      11,396,528
                     19,000,000  Norwest Corp. MTN 6 3/4%, 10/1/2006................................................      19,443,650
                      5,000,000  Norwest Corp. MTN 6.55%, 12/1/2006.................................................       5,058,850
                     10,000,000  Norwest Corp. MTN 6 3/4%, 6/15/2007................................................      10,230,500
                     14,175,000  Safeco Corp. Notes, 6 7/8%, 7/15/2007..............................................      14,503,718
                                                                                                                      --------------
                                                                                                                         335,983,276
                    INDUSTRIAL: 5.7%
                      7,500,000  Dayton Hudson Corp. Debentures 9 7/8%, 7/1/2020....................................       9,949,575
                      8,450,000  Dayton Hudson Corp. Debentures 9.70%, 6/15/2021....................................      11,159,662
                     12,750,000  Dayton Hudson Corp. Debentures 9%, 10/1/2021.......................................      15,720,113
                      9,000,000  Dayton Hudson Corp. Debentures 8.80%, 5/15/2022....................................      10,908,900
                     13,800,000  Dayton Hudson Corp. MTN 9.35%, 6/16/2020...........................................      17,618,460
                     15,000,000  General Motors Corp. Debentures 7.70%, 4/15/2016...................................      16,437,750
                      5,000,000  General Motors Corp. Debentures 8.80%, 3/1/2021, Putable 1998......................       6,105,750
                     16,500,000  Lockheed Martin Corp. Debentures 7.65%, 5/1/2016...................................      18,034,500
                     35,000,000  Lockheed Martin Corp. Debentures 7 3/4%, 5/1/2026..................................      38,787,350
                      5,750,000  May Department Stores Debentures 7 5/8%, 8/15/2013.................................       6,320,630
                     14,000,000  May Department Stores 8 1/8%, 8/15/2035, Callable 2015.............................      15,619,240
                     10,700,000  May Department Stores 7 7/8%, 8/15/2036, Callable 2016.............................      11,672,416
                     28,325,000  Raytheon Co. Notes 6 3/4%, 8/15/2007...............................................      28,896,315
                     21,250,000  Raytheon Co. Debentures 7.20%, 8/15/2027...........................................      22,168,850
                     26,425,000  Time Warner Entertainment Senior Debentures 8 3/8%, 7/15/2033......................      30,250,283
                      3,450,000  Union Camp Corp. Debentures 9 1/4%, 2/1/2011.......................................       4,227,078
                     24,650,000  Walt Disney Co. Debentures 7.55%, 7/15/2093, Callable 2023.........................      26,831,032
                                                                                                                      --------------
                                                                                                                         290,707,904
                    TRANSPORTATION: 0.6%
                      7,975,706  Consolidated Rail Corp. 95-A Pass Through Trust 6.76%, 5/25/2015...................       8,058,016
                      5,000,000  Consolidated Rail Corp. Debentures 9 3/4%, 6/15/2020...............................       6,561,050
                     12,700,000  Norfolk Southern Bonds 7.70%, 5/15/2017............................................      13,991,336
                                                                                                                      --------------
                                                                                                                          28,610,402

                                         See accompanying Notes to Financial Statements

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                                                    D o d g e   &   C o x
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                                                         Balanced Fund


                    Portfolio of Investments                                                                       December 31, 1997
                    ----------------------------------------------------------------------------------------------------------------
                       PAR VALUE                                                                                        MARKET VALUE
BONDS               UTILITIES: 0.0%
(Continued)         $   750,000  Idaho Power Co. 1st Mtge. Bonds 9 1/2%, 1/1/2021, Callable 2001....................  $      830,775
                                                                                                                      --------------
                                                                                                                         656,132,357
                    FOREIGN (U.S. DOLLAR-DENOMINATED): 1.5%
                    CANADIAN CORPORATE: 1.0%
                      8,750,000  Canadian Pacific Ltd. Debentures 9.45%, 8/1/2021...................................      11,187,050
                      7,550,000  Hydro-Quebec Debentures 7 1/2%, 4/1/2016...........................................       8,116,175
                     27,750,000  Hydro-Quebec Debentures 8.40%, 1/15/2022...........................................      32,687,280
                                                                                                                      --------------
                                                                                                                          51,990,505
                    INTERNATIONAL AGENCY: 0.5%
                      7,200,000  European Investment Bank Notes 10 1/8%, 10/1/2000..................................       7,919,784
                     17,765,000  Inter-American Dev. Bank Deb., 7 1/8%, 3/15/2023, Callable 2003....................      17,926,662
                                                                                                                      --------------
                                                                                                                          25,846,446
                                                                                                                      --------------
                                                                                                                          77,836,951
                                                                                                                      --------------
                                   Total Bonds (cost $1,917,838,821)................................................   1,983,248,401
                                                                                                                      --------------

Short-Term           12,648,918  General Mills, Inc., Variable Demand Note 5.33%....................................      12,648,918
Investments:         13,521,374  Pitney Bowes Credit Corp., Variable Demand Note 5.33%..............................      13,521,374
3.5%                  1,335,824  Portico Institutional Money Market Fund............................................       1,335,824
                     12,946,156  Sara Lee Corp., Variable Demand Note 5.32%.........................................      12,946,156
                     32,000,000  U.S. Treasury Bills, 1/8/1998......................................................      31,968,453
                     23,000,000  U.S. Treasury Bills, 2/5/1998......................................................      22,883,499
                     37,000,000  U.S. Treasury Bills, 4/16/1998.....................................................      36,451,244
                     36,000,000  U.S. Treasury Bills, 6/25/1998.....................................................      35,073,375
                     10,115,545  Warner Lambert Co., Variable Demand Note 5.49%.....................................      10,115,545
                      4,450,933  Wisconsin Electric Power Corp., Variable Demand Note 5.49%.........................       4,450,933
                                                                                                                      --------------
                                   Total Short-Term Investments (cost $181,395,321).................................     181,395,321
                                                                                                                      --------------
                    TOTAL INVESTMENTS (cost $4,243,763,501)..............................................   99.9%      5,073,459,990
                    OTHER ASSETS LESS LIABILITIES........................................................    0.1%          3,137,270
                                                                                                           ------     --------------
                    TOTAL NET ASSETS.....................................................................  100.0%     $5,076,597,260
                                                                                                           ======     ==============

      +   Non-income producing
     ++   Cumulative Preferred Securities
      *   CMO: Collateralized Mortgage Obligation
     **   REMIC: Real Estate Mortgage Investment Conduit

                                           See accompanying Notes to Financial Statements
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                                                    D o d g e   &   C o x
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                                                       Balanced Fund

                        Statement of Assets and Liabilities                                                       December 31, 1997
                        -----------------------------------------------------------------------------------------------------------
                        ASSETS:
                        Investments, at market value (identified cost $4,243,763,501)..............................  $5,073,459,990
                        Cash.......................................................................................       8,947,707
                        Dividends and interest receivable..........................................................      30,695,227
                        Receivable for investments sold............................................................      18,858,063
                        Prepaid expenses...........................................................................          58,060
                                                                                                                     --------------
                                                                                                                      5,132,019,047
                                                                                                                     --------------


                        LIABILITIES:
                        Payable for investments purchased..........................................................      16,967,122
                        Payable for Fund shares redeemed...........................................................      35,986,409
                        Management fees payable....................................................................       2,076,250
                        Accounts payable...........................................................................         392,006
                                                                                                                     --------------
Net asset value                                                                                                          55,421,787
                                                                                                                     --------------
per share $66.78                NET ASSETS.........................................................................  $5,076,597,260
                                                                                                                     ==============

Beneficial              NET ASSETS CONSIST OF:
shares outstanding      Paid in capital............................................................................  $4,177,662,283
76,022,485              Accumulated undistributed net investment income............................................         880,714
(par value $1.00 each,  Accumulated undistributed net realized gain on investments.................................      68,357,774
unlimited shares        Net unrealized appreciation on investments.................................................     829,696,489
authorized)                                                                                                          --------------
                                                                                                                     $5,076,597,260
                                                                                                                     ==============
                                          See accompanying Notes to Financial Statements
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                                                            Dodge & Cox
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                                                           Balanced Fund

                         Statement of Operations                                                       Year Ended.December 31, 1997
                         ----------------------------------------------------------------------------------------------------------
                         INVESTMENT INCOME:
                         Dividends.................................................................................  $   51,069,041
                         Interest..................................................................................     133,003,027
                                                                                                                     --------------
                                                                                                                        184,072,068
                                                                                                                     --------------
                         EXPENSES:
                         Management fees (Note 2)..................................................................      23,306,993
                         Custodian fees............................................................................         422,424
                         Transfer agent fees.......................................................................         880,134
                         Accounting and audit fees.................................................................         201,377
                         Legal fees................................................................................          20,623
                         Shareholder reports.......................................................................         265,909
                         Registration fees.........................................................................         608,508
                         Trustees' fees............................................................................          18,000
                         Miscellaneous.............................................................................          81,625
                                                                                                                     --------------
                                                                                                                         25,805,593
                                                                                                                     --------------
                         NET INVESTMENT INCOME.....................................................................     158,266,475
                                                                                                                     --------------

                         REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
                            Net realized gain on investments.......................................................     379,070,080
                            Change in unrealized appreciation of investments.......................................     339,758,917
                                                                                                                     --------------
                               Net realized and unrealized gain on investments.....................................     718,828,997
                                                                                                                     --------------
                         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................................  $  877,095,472
                                                                                                                     ==============


                                           See accompanyng Notes to Financial Statements
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
                                                        D o d g e  &  C o x
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                                                           Balanced Fund

                         Statement of Changes in Net Assets                                                 Year Ended December 31,
                         ----------------------------------------------------------------------------------------------------------
                                                                                                          1997              1996
                         OPERATIONS:
                         Net investment income..................................................  $   158,266,475    $   94,891,104
                         Net realized gain......................................................      379,070,080        46,644,856
                         Net change in unrealized appreciation..................................      339,758,917       238,328,655
                                                                                                  ---------------    --------------
                         Net increase in net assets from operations.............................      877,095,472       379,864,615
                                                                                                  ---------------    --------------
                         DISTRIBUTIONS TO SHAREHOLDERS FROM:
                         Net investment income..................................................     (157,975,729)      (94,929,171)
                         Net realized gain......................................................     (235,404,704)      (36,143,876)
                                                                                                  ---------------    --------------
                         Total distributions....................................................     (393,380,433)     (131,073,047)
                                                                                                  ---------------    --------------

                         BENEFICIAL SHARE TRANSACTIONS:
                         Amounts received from sale of shares...................................    1,861,495,378     1,888,815,434
                         Net asset value of shares issued in reinvestment of distributions......      380,304,596       126,272,384
                         Amounts paid for shares redeemed.......................................   (1,278,744,642)     (434,353,361)
                                                                                                  ---------------    --------------
                         Net increase from beneficial share transactions........................      963,055,332     1,580,734,457
                                                                                                  ---------------    --------------
                         Total increase in net assets...........................................    1,446,770,371     1,829,526,025

                         NET ASSETS:
                         Beginning of year......................................................    3,629,826,889     1,800,300,864
                                                                                                  ---------------    --------------
                         End of year (including undistributed net investment income
                         of $880,714 and $589,968, respectively)................................  $ 5,076,597,260    $3,629,826,889
                                                                                                  ===============    ==============

                         Shares sold............................................................       28,547,791        33,113,538
                         Shares issued in reinvestment of distributions.........................        5,794,316         2,190,482
                         Shares redeemed........................................................      (19,001,153)       (7,595,736)
                                                                                                  ---------------    --------------
                         Net increase in shares outstanding.....................................       15,340,954        27,708,284
                                                                                                  ===============    ==============


                                          See accompanying Notes to Financial Statements
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                             D o d g e  &  C o x
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Balanced Fund


         Notes to Financial Statements
         -----------------------------------------------------------------------
     1   The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Fund consistently follows accounting policies which are in conformity with generally accepted accounting principles for investment companies.
         Significant accounting policies are as follows: (a) Security valuation:
         stocks are valued at the latest quoted sales prices as of the close of the New York Stock Exchange or, if no sale, then a representative price within the limits of the bid and ask prices for the day; long-term debt securities are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques; a security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees; short-term securities are valued at amortized cost or original cost plus accrued interest, both of which approximate current value; all securities held by the Fund are denominated in U.S. Dollars.
         (b) Security transactions are accounted for on the trade date in the financial statements. (c) Gains and losses on securities sold are determined on the basis of identified cost. (d) Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. (e) Distributions to shareholders of income and capital gains are reflected in the net asset value per share computation on the ex-dividend date. (f) No provision for Federal income taxes has been included in the accompanying financial statements since the Fund intends to distribute all of its taxable income and otherwise continue to comply with requirements for regulated investment companies.

         The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     2 Under a written agreement, the Fund pays an annual management fee of 1/2 of 1% of the Fund's average daily net asset value to Dodge & Cox, investment manager of the Fund. All officers and three of the trustees of the Fund are officers and employees of Dodge & Cox. Those trustees who are not affiliated with Dodge & Cox receive from the Fund an annual fee of $1,000 and an attendance fee of $500 for each Board or Committee meeting attended. The Fund does not pay any other remuneration to its officers or trustees.

     3 For the year ended December 31, 1997, purchases and sales of securities, other than short-term securities, aggregated $2,315,718,185 and $1,432,765,590, respectively, of which U.S. government obligations aggregated $906,863,512 and $573,125,856, respectively. In 1997, the
         Fund recognized net capital gain of $89,809,297 from the delivery of appreciated securities in an in-kind redemption transaction. For
         Federal income tax purposes, this gain is not recognized as taxable income to the Fund and does not need to be distributed to shareholders.
         At December 31, 1997, the cost of investments for Federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $829,696,489, of which $855,852,547 represented appreciated securities and $26,156,058 represented depreciated securities.

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                                      15


                                                        D o d g e  &  C o x
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                           Balanced Fund

         Financial Highlights
         -------------------------------------------------------------------------------------------------------------------------
         Selected data and ratios (for a share outstanding throughout each year)

                                                                                                           Year Ended December 31,
                                                                                --------------------------------------------------
                                                                                1997       1996       1995       1994       1993

         Net asset value, beginning of year.................................... $59.82     $54.60     $45.21     $46.40     $42.44
         Income from investment operations:
         Net investment income.................................................   2.21       1.98       1.90       1.76       1.66
         Net realized and unrealized gain (loss)...............................  10.24       5.92      10.58       (.83)      5.03
                                                                                ------     ------     ------     ------     ------
         Total from investment operations......................................  12.45       7.90      12.48        .93       6.69
                                                                                ------     ------     ------     ------     ------

         Distributions to shareholders from:
         Net investment income.................................................  (2.22)     (1.99)     (1.90)     (1.76)     (1.66)
         Net realized gain.....................................................  (3.27)      (.69)     (1.19)      (.36)     (1.07)
                                                                                ------     ------     ------     ------     ------
         Total distributions...................................................  (5.49)     (2.68)     (3.09)     (2.12)     (2.73)
                                                                                ------     ------     ------     ------     ------
         Net asset value, end of year.......................................... $66.78     $59.82     $54.60     $45.21     $46.40
                                                                                ======     ======     ======     ======     ======

         Total return..........................................................  21.21%     14.75%     28.02%      1.99%     15.95%

         Ratios/Supplemental data
         Net assets, end of year (millions).................................... $5,077     $3,630     $1,800     $  725     $  487
         Ratio of expenses to average net assets...............................    .55%       .56%       .57%       .58%       .60%
         Ratio of net investment income to average net assets..................   3.39%      3.60%      3.85%      3.94%      3.67%
         Portfolio turnover rate...............................................     32%        17%        20%        20%        15%
         Average commission rate paid*......................................... $.0488     $.0500


* Represents average commission rate paid per share on securities transactions for which commissions were charged. Disclosure is required by the S.E.C.
  beginning in 1996.
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                                                               16

                              D o d g e  &  C o x
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                                 Balanced Fund


         Report of Independent Accountants
         -----------------------------------------------------------------------

         To the Trustees and Shareholders of Dodge & Cox Balanced Fund

         In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Dodge & Cox Balanced Fund (the "Fund") at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

         PRICE WATERHOUSE LLP
         San Francisco, California

         January 28, 1998


         ----------------------------------------------------------------------
         Special 1997 Tax Information (unaudited)

         Corporate shareholders should note that for the year ended December 31, 1997, a total of 25% of the Fund's ordinary dividends (as reported to shareholders in Box 1b of Form 1099-DIV) qualified for the corporate dividends received deduction.
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                                      17

                              D o d g e  &  C o x
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                                 Balanced Fund


                   Proxy Voting Results
                   -------------------------------------------------------------
                   A special meeting of shareholders was held on January 30, 1998 (adjourned from January 20, 1998), to vote on the following proposals. All of the proposals received the required number of votes and were adopted.

                   A summary of voting results is listed below each proposal.


Proposal           To approve a reorganization of the Fund as a separate series
One                of Dodge & Cox Funds, a newly formed Delaware business trust.

                   For:                54,163,004
                   Against:               359,777
                   Abstain:               574,086
                   Broker Non-Vote:     1,057,467

Proposal           To approve the elimination or revision of certain fundamental
Two                investment restrictions for the Fund.

                   For:                54,161,264
                   Against:               935,603
                   Abstain:                     0
                   Broker Non-Vote:     1,057,467

Proposal           To ratify the selection of Price Waterhouse LLP as the Fund's
Three              independent certified public accountants.

                   For:                55,434,268
                   Against:               155,375
                   Abstain:               564,691

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                                      18

                              D o d g e  &  C o x
--------------------------------------------------------------------------------
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                                 Balanced Fund


                   General Information
                   -------------------------------------------------------------
Investment         Since 1930, Dodge & Cox has been providing professional
Manager            investment management for individuals,trustees, corporations, pension and profit-sharing funds, and charitable institutions. Dodge & Cox manages the Dodge & Cox Balanced
                   Fund, the Dodge & Cox Stock Fund and the Dodge & Cox Income
                   Fund.

No-Load Fund       Shares of the Fund are purchased and redeemed at net asset value. There are no sales, redemption or Rule 12b-1 plan distribution charges.

Gifts Fund shares provide a convenient method for making gifts to children and to other family members. Shares may be held by an adult custodian for the benefit of a minor under a Uniform Gifts/Transfers to Minors Act. Trustees and guardians may also hold shares for a minor's benefit.

Automatic          Shareholders may make regular monthly or quarterly
Investment Plan    investments of $100 or more through automatic deductions from their bank accounts.

Withdrawal Plan    Shareholders owning $10,000 or more of the Fund's shares may elect to receive periodic monthly or quarterly payments of at least $50. Under the plan, all dividend distributions are automatically reinvested at net asset value with the periodic payments made from the proceeds of the redemption of sufficient shares .

Reinvestment       Shareholders may direct that dividend and capital gains
                   distributions be reinvested in additional Fund shares.

                   The above plans are completely voluntary and involve no service charge of any kind.

IRA Plan The Fund has an Individual Retirement Plan (IRA) available for shareholders of the Fund.

Shareholder        Fund literature and details on all of these Plans are
Inquiries          available from the Fund upon request.

                   Dodge & Cox Balanced Fund
                   c/o BFDS
                   P.O. Box 9051
                   Boston, MA 02205-9051
                   (800) 621-3979

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